EQUITY ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Balance at beginning of year	$541	$609
Adoption of new accounting standard	—	(7)
Acquisitions through business combinations (1)	847	310
Additions (2)	4	267
Dispositions (2)	(5)	(599)
Share of net income	30	10
Share of other comprehensive income/(loss)	—	(1)
Distributions received	(20)	(29)
Foreign currency translation	(3)	(19)
Balance at end of period	$1,394	$541
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(1)	See Note 3 for additional information.

(2)	Includes non-cash additions/ dispositions related to the consolidation of our equity accounted investment in Teekay Offshore in 2018.